February 27, 2006


VIA EDGAR

The United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

   Subject: Genworth Life & Annuity VA Separate Account 1
            Genworth Life and Annuity Insurance Company
            Post-Effective Amendment No. 24 Under the Securities Act of 1933
            Amendment No. 191 Under the Investment Company Act of 1940
            File Nos. 333-63531; 811-5343

Ladies and Gentlemen:

On behalf of Genworth Life and Annuity Insurance Company (the "Company") and its Genworth Life & Annuity VA Separate Account 1 (the "Separate Account"), we hereby submit for filing in accordance with Regulation S-T concerning electronic filing procedures and pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), one complete copy of Post-Effective Amendment No. 24 under the 1933 Act and Amendment No. 191 under the Investment Company Act of 1940 ("1940 Act") to the above-referenced Registration Statement on Form N-4 (the "Post-Effective Amendment").

The purpose of this Post-Effective Amendment is to:

    1. add disclosure regarding a new Asset Allocation Program that is being implemented under the contract;

    2. add disclosure related to a new version of the Guaranteed Minimum Withdrawal Benefit for Life Rider, which will be made available to contract owners who purchase the rider on or after the later of the effective date of this Post-Effective Amendment or the date that state insurance regulators approve applicable contract modifications;

    3. add disclosure related to the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider; and

    4. revise disclosure related to the Guaranteed Minimum Withdrawal Benefit Rider Options and the Payment Protection Rider Options to reflect updates to the Investment Strategy required to receive the full benefits provided under the applicable riders.

Any other changes included in this Post-Effective Amendment are non-material and are intended to clarify and improve overall disclosure.

We intend to file financial information current to the fiscal year ended December 31, 2005 and update other non-material information via a subsequent post-effective amendment prior to this Post-Effective Amendment going effective.

The original, manually signed paper version of the Post-Effective Amendment will be maintained on file with the Company.

Should you have any questions with regard to this filing, please contact me at 804.289.3545.

Sincerely,

/s/ Michael D. Pappas

Michael D. Pappas
Associate General Counsel
Genworth Life and Annuity Insurance Company

           Cc: Mark Cowan
               Office of Insurance Products and Regulatory Compliance